Borrowings - Schedule of borrowings (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 552,315	$ 0
Insurance Premium Funding [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 552,315	$ 0